Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000010956 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000010956 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000010956 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000010956 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000010956 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000010956 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000010956 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.33%
C000010956 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000010956 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000010956 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.92%
C000010958 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000010958 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000010958 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000010958 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000010958 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000010958 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000010958 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.33%
C000010958 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000010958 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000010958 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.92%
C000171464 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000171464 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000171464 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000171464 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000171464 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000171464 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000171464 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.33%
C000171464 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000171464 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000171464 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.92%
C000010960 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000010960 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000010960 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000010960 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000010960 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000010960 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000010960 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.33%
C000010960 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000010960 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000010960 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.92%
C000010959 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000010959 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000010959 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000010959 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000010959 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000010959 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000010959 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.33%
C000010959 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000010959 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000010959 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.92%